Short-term Loans and Long-term Loans - Summary of Bank Loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Less: amounts classified as short-term loan
Short-term Debt	¥ 65,000	$ 10,200	¥ 65,000
Bank of Weifang [Member] | - June 18, 2020 to June 15, 2021
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 0	$ 0	15,000
Bank of Weifang [Member] | - July 15, 2020 to July 9, 2021
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 0	$ 0	20,000
Bank of Weifang [Member] | - July 9, 2020 to July 9, 2021
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 0	$ 0	¥ 30,000
Bank of Weifang [Member] | - June 17, 2021 to June 16, 2022
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 15,000	$ 2,354
Bank of Weifang [Member] | - July 16, 2021 to July 16, 2022
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 20,000	$ 3,138
Bank of Weifang [Member] | - July 13, 2021 to July 12, 2022
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 30,000	$ 4,708